December 3, 2013

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re: Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 for The Guardian Separate Account R of The Guardian Insurance & Annuity Company, Inc.

(File Nos. 333-187762 and 811-21438)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account R (the “Account”), transmitted herewith for filing is Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 under the Securities Act of 1933, as amended, and Amendment No. 2 to the Registration Statement on Form N-4 under the Investment Company Act of 1940 (the “1940 Act”) for certain variable annuity contracts (the “Registration Statement”).

This Pre-Effective Amendment No. 2 incorporates our responses to SEC comments and other changes to the prospectus.

Please note that the Registration Statement includes some of the required exhibits and certain updating and financial information.

Please contact the undersigned at (212) 598-7469 or Patrick Ivkovich at (212) 598-8714 with any comments or questions concerning this filing.

Thank you for your attention to this matter.

Very truly yours,

/s/ Sheri Kocen
Sheri Kocen

Second Vice President and Counsel

The Guardian Life Insurance Company of America

7 Hanover Square

New York City, NY 10004

Phone: 212-598-7469

Facsimile: 212-919-2691

E-mail: sheri_kocen@glic.com